SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Goodwill	$ 15,466	$ 15,466
Caballo blanco group [member]
IfrsStatementLineItems [Line Items]
Goodwill	2,963	2,963
San lucas group [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 12,503	$ 12,503